Document and Entity Information	Total
Prospectus [Line Items]
Document Type	497
Document Period End Date	Jul. 02, 2021
Entity Registrant Name	SHP ETF Trust
Entity Central Index Key	0001848758
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 09, 2021
Document Effective Date	Jul. 09, 2021
Prospectus Date	Jul. 02, 2021
FIS Knights of Columbus Global Belief ETF | FIS Knights of Columbus Global Belief ETF
Prospectus [Line Items]
Trading Symbol	KOCG